Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Assets

in CHF thousands	2024	2023
Prepayments	2,249	2,486
Accrued income	276	1,131
Balance at December 31	2,525	3,617